Related Party Transactions - Feelux Bonds (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2025	Sep. 15, 2018	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Related Parties Related Party Debt
Amount borrowed			$ 1,442,500		$ 1,442,500		$ 19,973,000
Exercise price of warrants			$ 11.5		$ 11.5
Warrant liability			$ 123,579		$ 123,579
Proceeds from bonds					4,340,000	$ 3,223,000
Accrued interest, related parties			184,869		184,869		955,119
Interest expense			19,052	$ 92,706	196,852	232,718
Conversion of related party short-term debt into common stock					14,797,901
Conversion of stock	112,222,220
Related party
Related Parties Related Party Debt
Amount borrowed			1,442,500		1,442,500		19,973,000
Related party | Feelux Co. Ltd
Related Parties Related Party Debt
Conversion of stock	9,999,999
Conversion of debt	4,000,000
Related party | Feelux Bonds
Related Parties Related Party Debt
Amount borrowed		$ 10,000,000					10,000,000
Interest rate		1.00%
Warrants issued		6,666,666
Exercise price of warrants		$ 1.5
Warrant liability		$ 6,400,000
Contractual term		5 years
Proceeds from bonds		$ 10,000,000			0		10,000,000
Debt discount		$ 4,499,142
Effective interest rate		21.00%
Accrued interest, related parties			0		0		$ 646,124
Conversion of related party short-term debt into common stock	$ 10,681,146
Related party | Feelux Bonds | Expected stock volatility
Related Parties Related Party Debt
Measurement input		0.82
Related party | Feelux Bonds | Risk-free interest rate
Related Parties Related Party Debt
Measurement input		0.029
Related party | Feelux Bonds | Expected dividends
Related Parties Related Party Debt
Measurement input		0
Related party | Feelux Bonds | Feelux Co. Ltd | Maximum [Member]
Related Parties Related Party Debt
Interest expense relating to loan			$ 0	$ 26,633	$ 35,023	$ 79,254